UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        8/9/2000


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           40

Form 13F Information Table Value Total: $         138,275



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     3342    75000 SH       SOLE                    75000
AMERICAN HOME PRODS CP         COM              026609107     4112    70000 SH       SOLE                    70000
AMGEN INC                      COM              031162100     5198    74000 SH       SOLE                    74000
ASHLAND INC.                   COM              044204105     4092   116700 SH       SOLE                   114700              2000
AT&T CORP                      COM              001957109     3036    96000 SH       SOLE                    94500              1500
BEAR STEARNS COS INC           COM              073902108     2381    57200 SH       SOLE                    57200
CHEVRON CORPORATION            COM              166751107     3392    40000 SH       SOLE                    40000
CHIRON CORP                    COM              170040109     1567    33000 SH       SOLE                    33000
COMPAQ COMPUTER CORP           COM              204493100     5345   209100 SH       SOLE                   206000              3100
E*TRADE GROUP, INC.            COM              269246104     1609    97500 SH       SOLE                    97500
EXXON MOBIL CORP               COM              30231G102     4710    60000 SH       SOLE                    60000
GATEWAY INC                    COM              367626108     2554    45000 SH       SOLE                    45000
GENZYME                        COM              372917104     3388    57000 SH       SOLE                    56000              1000
GOLDMAN SACHS                  COM              38141G104     4488    47300 SH       SOLE                    47300
HALLIBURTON CO COM             COM              406216101     4530    96000 SH       SOLE                    96000
HCA - THE HEALTHCARE COMPANY   COM              404119109     2855    94000 SH       SOLE                    94000
HEWLETT PACKARD                COM              428236103     3809    30500 SH       SOLE                    30500
INTEL CORP.                    COM              458140100     5334    39900 SH       SOLE                    39000               900
INTERNATIONAL BUS MACH COM     COM              459200101     4492    41000 SH       SOLE                    41000
JOHNSON & JOHNSON              COM              478160104     2445    24000 SH       SOLE                    24000
JP MORGAN INC.                 COM              616880100     3854    35000 SH       SOLE                    35000
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     1891    20000 SH       SOLE                    20000
MCDONALDS CORP COM             COM              580135101     3360   102000 SH       SOLE                   100000              2000
MERCK & CO INC COM             COM              589331107     2942    38400 SH       SOLE                    38400
MERRILL LYNCH & CO             COM              590188108     1782    15500 SH       SOLE                    15500
MOTOROLA INC COM               COM              620076109     2906   100000 SH       SOLE                   100000
OXFORD HEALTH PLANS            COM              691471106     4453   187000 SH       SOLE                   182000              5000
PARKER DRILLING CO.            COM              701081101      121    19500 SH       SOLE                                      19500
PFIZER INC                     COM              717081103     2400    50000 SH       SOLE                    50000
PROCTER & GAMBLE CO            COM              742718109     2633    46000 SH       SOLE                    46000
QUALCOMM INC                   COM              747525103     3150    52500 SH       SOLE                    50000              2500
SARA LEE CORP                  COM              803111103     3573   185000 SH       SOLE                   180000              5000
SBC COMMUNICATIONS INC.        COM              78387G103     3244    75000 SH       SOLE                    75000
SCHWAB CHARLES CP NEW          COM              808513105     2673    79500 SH       SOLE                    79500
TENET HEALTHCARE CORP          COM              88033G100     5535   205000 SH       SOLE                   205000
TEXACO CORP.                   COM              881694103     5698   107000 SH       SOLE                   105000              2000
TOSCO CORP COM NEW             COM              891490302     2483    87700 SH       SOLE                    83700              4000
UNITEDHEALTH GROUP INC         COM              91324P102     3859    45000 SH       SOLE                    45000
USX MARATHON GRP NEW           COM              902905827     5539   221000 SH       SOLE                   215000              6000
WAL MART STORES INC            COM              931142103     3498    60700 SH       SOLE                    60000               700